Transfers of financial assets and variable interest entities (Details 2) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
VIE Disclosures
Number of primary categories of VIEs	3
Average maturity of CP (in days)	27	18
Average maturity of conduit's assets (in years)	2.9	2.5
Minimum percentage of outstanding issuances held by primary beneficiary used under the previous consolidation model	50.00%
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	1,750	1,396
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	117	19
Trading assets, consolidated VIEs	4,697	6,399
Investment securities, consolidated VIEs	23	41
Other investments, consolidated VIEs	2,289	2,346
Net loans, consolidated VIEs	6,053	5,940
Premises and equipment, consolidated VIEs	581	646
Other assets, consolidated VIEs	14,536	13,002
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	247	221
Trading liabilities, consolidated VIEs	125	1,286
Short-term borrowings, consolidated VIEs	9,582	6,141
Long-term debt, consolidated VIEs	14,532	14,858
Other liabilities, consolidated VIEs	1,228	746
Consolidated VIEs
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	1,750	1,396
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	117	19
Trading assets, consolidated VIEs	4,697	6,399
Investment securities, consolidated VIEs	23	41
Other investments, consolidated VIEs	2,289	2,346
Net loans, consolidated VIEs	6,053	5,940
Premises and equipment, consolidated VIEs	581	646
Loans held-for-sale, consolidated VIEs	10,505	11,174
Other assets, consolidated VIEs	4,031	1,828
Total assets of consolidated VIEs	30,046	29,789
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	247	221
Trading liabilities, consolidated VIEs	125	1,286
Short-term borrowings, consolidated VIEs	9,582	6,141
Long-term debt, consolidated VIEs	14,532	14,858
Other liabilities, consolidated VIEs	1,228	746
Total liabilities of consolidated VIEs	25,714	23,252
Consolidated VIEs | CDOs
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	1,534	1,202
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	0	0
Trading assets, consolidated VIEs	1,064	1,207
Investment securities, consolidated VIEs	0	0
Other investments, consolidated VIEs	0	0
Net loans, consolidated VIEs	0	0
Premises and equipment, consolidated VIEs	0	0
Loans held-for-sale, consolidated VIEs	7,324	7,231
Other assets, consolidated VIEs	45	43
Total assets of consolidated VIEs	9,967	9,683
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	0	0
Trading liabilities, consolidated VIEs	20	30
Short-term borrowings, consolidated VIEs	0	0
Long-term debt, consolidated VIEs	9,944	9,383
Other liabilities, consolidated VIEs	45	69
Total liabilities of consolidated VIEs	10,009	9,482
Consolidated VIEs | CP Conduit
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	27	24
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	117	19
Trading assets, consolidated VIEs	196	728
Investment securities, consolidated VIEs	23	41
Other investments, consolidated VIEs	0	0
Net loans, consolidated VIEs	4,360	4,720
Premises and equipment, consolidated VIEs	0	0
Loans held-for-sale, consolidated VIEs	0	0
Other assets, consolidated VIEs	1,637	751
Total assets of consolidated VIEs	6,360	6,283
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	0	0
Trading liabilities, consolidated VIEs	0	0
Short-term borrowings, consolidated VIEs	5,776	6,141
Long-term debt, consolidated VIEs	14	24
Other liabilities, consolidated VIEs	6	2
Total liabilities of consolidated VIEs	5,796	6,167
Consolidated VIEs | Financial intermediation - Securitizations
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	0	0
Trading assets, consolidated VIEs	14	18
Investment securities, consolidated VIEs	0	0
Other investments, consolidated VIEs	0	0
Net loans, consolidated VIEs	859	0
Premises and equipment, consolidated VIEs	0	0
Loans held-for-sale, consolidated VIEs	3,110	3,941
Other assets, consolidated VIEs	1	0
Total assets of consolidated VIEs	3,984	3,959
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	0	0
Trading liabilities, consolidated VIEs	0	0
Short-term borrowings, consolidated VIEs	0	0
Long-term debt, consolidated VIEs	3,608	4,483
Other liabilities, consolidated VIEs	97	0
Total liabilities of consolidated VIEs	3,705	4,483
Consolidated VIEs | Financial intermediation - Funds
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	125	43
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	0	0
Trading assets, consolidated VIEs	1,861	2,681
Investment securities, consolidated VIEs	0	0
Other investments, consolidated VIEs	0	0
Net loans, consolidated VIEs	0	0
Premises and equipment, consolidated VIEs	0	0
Loans held-for-sale, consolidated VIEs	0	0
Other assets, consolidated VIEs	4	30
Total assets of consolidated VIEs	1,990	2,754
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	0	0
Trading liabilities, consolidated VIEs	0	0
Short-term borrowings, consolidated VIEs	3	0
Long-term debt, consolidated VIEs	500	276
Other liabilities, consolidated VIEs	7	24
Total liabilities of consolidated VIEs	510	300
Consolidated VIEs | Financial intermediation - Loans
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	44	102
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	0	0
Trading assets, consolidated VIEs	565	554
Investment securities, consolidated VIEs	0	0
Other investments, consolidated VIEs	1,712	1,863
Net loans, consolidated VIEs	405	62
Premises and equipment, consolidated VIEs	509	564
Loans held-for-sale, consolidated VIEs	71	2
Other assets, consolidated VIEs	501	741
Total assets of consolidated VIEs	3,807	3,888
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	0	0
Trading liabilities, consolidated VIEs	4	3
Short-term borrowings, consolidated VIEs	0	0
Long-term debt, consolidated VIEs	38	227
Other liabilities, consolidated VIEs	168	158
Total liabilities of consolidated VIEs	210	388
Consolidated VIEs | Financial intermediation - Other
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	20	25
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	0	0
Trading assets, consolidated VIEs	997	1,211
Investment securities, consolidated VIEs	0	0
Other investments, consolidated VIEs	577	483
Net loans, consolidated VIEs	429	1,158
Premises and equipment, consolidated VIEs	72	82
Loans held-for-sale, consolidated VIEs	0	0
Other assets, consolidated VIEs	1,843	263
Total assets of consolidated VIEs	3,938	3,222
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	247	221
Trading liabilities, consolidated VIEs	101	1,253
Short-term borrowings, consolidated VIEs	3,803	0
Long-term debt, consolidated VIEs	428	465
Other liabilities, consolidated VIEs	905	493
Total liabilities of consolidated VIEs	5,484	2,432
Non-consolidated VIEs
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	5,921	10,301
Net loans, non-consolidated VIEs	7,507	9,749
Other assets, non-consolidated VIEs	70	423
Total variable interest assets, non-consolidated VIEs	13,498	20,473
Maximum exposure to loss (CHF million)
Maximum exposure to loss	25,751	23,178
Non-consolidated VIE assets (CHF million)
Non-consolidated VIE assets	199,216	224,134
Non-consolidated VIEs | CDOs
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	100	126
Net loans, non-consolidated VIEs	8	0
Other assets, non-consolidated VIEs	0	0
Total variable interest assets, non-consolidated VIEs	108	126
Maximum exposure to loss (CHF million)
Maximum exposure to loss	108	153
Non-consolidated VIE assets (CHF million)
Non-consolidated VIE assets	5,163	7,093
Non-consolidated VIEs | Financial intermediation - Securitizations
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	3,210	5,497
Net loans, non-consolidated VIEs	111	123
Other assets, non-consolidated VIEs	17	0
Total variable interest assets, non-consolidated VIEs	3,338	5,620
Maximum exposure to loss (CHF million)
Maximum exposure to loss	14,123	7,056
Non-consolidated VIE assets (CHF million)
Non-consolidated VIE assets	103,990	113,845
Non-consolidated VIEs | Financial intermediation - Funds
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	1,143	1,449
Net loans, non-consolidated VIEs	2,148	1,627
Other assets, non-consolidated VIEs	49	32
Total variable interest assets, non-consolidated VIEs	3,340	3,108
Maximum exposure to loss (CHF million)
Maximum exposure to loss	3,575	3,505
Non-consolidated VIE assets (CHF million)
Non-consolidated VIE assets	52,268	58,815
Non-consolidated VIEs | Financial intermediation - Loans
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	868	834
Net loans, non-consolidated VIEs	3,572	4,742
Other assets, non-consolidated VIEs	0	0
Total variable interest assets, non-consolidated VIEs	4,440	5,576
Maximum exposure to loss (CHF million)
Maximum exposure to loss	4,906	6,051
Non-consolidated VIE assets (CHF million)
Non-consolidated VIE assets	22,304	23,633
Non-consolidated VIEs | Financial intermediation - Other
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	600	2,395
Net loans, non-consolidated VIEs	1,668	3,257
Other assets, non-consolidated VIEs	4	391
Total variable interest assets, non-consolidated VIEs	2,272	6,043
Maximum exposure to loss (CHF million)
Maximum exposure to loss	3,039	6,413
Non-consolidated VIE assets (CHF million)
Non-consolidated VIE assets	15,491	20,748
Bank
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	1,750	1,396
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	117	19
Trading assets, consolidated VIEs	4,697	6,399
Investment securities, consolidated VIEs	23	41
Other investments, consolidated VIEs	2,289	2,346
Net loans, consolidated VIEs	6,053	5,940
Premises and equipment, consolidated VIEs	546	609
Other assets, consolidated VIEs	14,508	13,001
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	247	221
Trading liabilities, consolidated VIEs	125	1,286
Short-term borrowings, consolidated VIEs	5,779	6,141
Long-term debt, consolidated VIEs	14,532	14,858
Other liabilities, consolidated VIEs	1,164	745
Bank | Consolidated VIEs
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	1,750	1,396
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	117	19
Trading assets, consolidated VIEs	4,697	6,399
Investment securities, consolidated VIEs	23	41
Other investments, consolidated VIEs	2,289	2,346
Net loans, consolidated VIEs	6,053	5,940
Premises and equipment, consolidated VIEs	546	609
Loans held-for-sale, consolidated VIEs	10,505	11,174
Other assets, consolidated VIEs	4,003	1,827
Total assets of consolidated VIEs	29,983	29,751
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	247	221
Trading liabilities, consolidated VIEs	125	1,286
Short-term borrowings, consolidated VIEs	5,779	6,141
Long-term debt, consolidated VIEs	14,532	14,858
Other liabilities, consolidated VIEs	1,164	745
Total liabilities of consolidated VIEs	21,847	23,251
Bank | Consolidated VIEs | CDOs
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	1,534	1,202
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	0	0
Trading assets, consolidated VIEs	1,064	1,207
Investment securities, consolidated VIEs	0	0
Other investments, consolidated VIEs	0	0
Net loans, consolidated VIEs	0	0
Premises and equipment, consolidated VIEs	0	0
Loans held-for-sale, consolidated VIEs	7,324	7,231
Other assets, consolidated VIEs	45	43
Total assets of consolidated VIEs	9,967	9,683
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	0	0
Trading liabilities, consolidated VIEs	20	30
Short-term borrowings, consolidated VIEs	0	0
Long-term debt, consolidated VIEs	9,944	9,383
Other liabilities, consolidated VIEs	45	69
Total liabilities of consolidated VIEs	10,009	9,482
Bank | Consolidated VIEs | CP Conduit
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	27	24
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	117	19
Trading assets, consolidated VIEs	196	728
Investment securities, consolidated VIEs	23	41
Other investments, consolidated VIEs	0	0
Net loans, consolidated VIEs	4,360	4,720
Premises and equipment, consolidated VIEs	0	0
Loans held-for-sale, consolidated VIEs	0	0
Other assets, consolidated VIEs	1,637	751
Total assets of consolidated VIEs	6,360	6,283
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	0	0
Trading liabilities, consolidated VIEs	0	0
Short-term borrowings, consolidated VIEs	5,776	6,141
Long-term debt, consolidated VIEs	14	24
Other liabilities, consolidated VIEs	6	2
Total liabilities of consolidated VIEs	5,796	6,167
Bank | Consolidated VIEs | Financial intermediation - Securitizations
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	0	0
Trading assets, consolidated VIEs	14	18
Investment securities, consolidated VIEs	0	0
Other investments, consolidated VIEs	0	0
Net loans, consolidated VIEs	859	0
Premises and equipment, consolidated VIEs	0	0
Loans held-for-sale, consolidated VIEs	3,110	3,941
Other assets, consolidated VIEs	1	0
Total assets of consolidated VIEs	3,984	3,959
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	0	0
Trading liabilities, consolidated VIEs	0	0
Short-term borrowings, consolidated VIEs	0	0
Long-term debt, consolidated VIEs	3,608	4,483
Other liabilities, consolidated VIEs	97	0
Total liabilities of consolidated VIEs	3,705	4,483
Bank | Consolidated VIEs | Financial intermediation - Funds
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	125	43
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	0	0
Trading assets, consolidated VIEs	1,861	2,681
Investment securities, consolidated VIEs	0	0
Other investments, consolidated VIEs	0	0
Net loans, consolidated VIEs	0	0
Premises and equipment, consolidated VIEs	0	0
Loans held-for-sale, consolidated VIEs	0	0
Other assets, consolidated VIEs	4	30
Total assets of consolidated VIEs	1,990	2,754
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	0	0
Trading liabilities, consolidated VIEs	0	0
Short-term borrowings, consolidated VIEs	3	0
Long-term debt, consolidated VIEs	500	276
Other liabilities, consolidated VIEs	7	24
Total liabilities of consolidated VIEs	510	300
Bank | Consolidated VIEs | Financial intermediation - Loans
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	44	102
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	0	0
Trading assets, consolidated VIEs	565	554
Investment securities, consolidated VIEs	0	0
Other investments, consolidated VIEs	1,712	1,863
Net loans, consolidated VIEs	405	62
Premises and equipment, consolidated VIEs	474	527
Loans held-for-sale, consolidated VIEs	71	2
Other assets, consolidated VIEs	500	740
Total assets of consolidated VIEs	3,771	3,850
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	0	0
Trading liabilities, consolidated VIEs	4	3
Short-term borrowings, consolidated VIEs	0	0
Long-term debt, consolidated VIEs	38	227
Other liabilities, consolidated VIEs	167	157
Total liabilities of consolidated VIEs	209	387
Bank | Consolidated VIEs | Financial intermediation - Other
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	20	25
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	0	0
Trading assets, consolidated VIEs	997	1,211
Investment securities, consolidated VIEs	0	0
Other investments, consolidated VIEs	577	483
Net loans, consolidated VIEs	429	1,158
Premises and equipment, consolidated VIEs	72	82
Loans held-for-sale, consolidated VIEs	0	0
Other assets, consolidated VIEs	1,816	263
Total assets of consolidated VIEs	3,911	3,222
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	247	221
Trading liabilities, consolidated VIEs	101	1,253
Short-term borrowings, consolidated VIEs	0	0
Long-term debt, consolidated VIEs	428	465
Other liabilities, consolidated VIEs	842	493
Total liabilities of consolidated VIEs	1,618	2,432
Bank | Non-consolidated VIEs
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	5,921	9,985
Net loans, non-consolidated VIEs	7,407	9,424
Other assets, non-consolidated VIEs	70	401
Total variable interest assets, non-consolidated VIEs	13,398	19,810
Maximum exposure to loss (CHF million)
Maximum exposure to loss	25,651	22,515
Non-consolidated VIE assets (CHF million)
Non-consolidated VIE assets	190,211	213,657
Bank | Non-consolidated VIEs | CDOs
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	100	126
Net loans, non-consolidated VIEs	8	0
Other assets, non-consolidated VIEs	0	0
Total variable interest assets, non-consolidated VIEs	108	126
Maximum exposure to loss (CHF million)
Maximum exposure to loss	108	153
Non-consolidated VIE assets (CHF million)
Non-consolidated VIE assets	5,163	7,093
Bank | Non-consolidated VIEs | Financial intermediation - Securitizations
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	3,210	5,497
Net loans, non-consolidated VIEs	111	123
Other assets, non-consolidated VIEs	17	0
Total variable interest assets, non-consolidated VIEs	3,338	5,620
Maximum exposure to loss (CHF million)
Maximum exposure to loss	14,123	7,056
Non-consolidated VIE assets (CHF million)
Non-consolidated VIE assets	103,990	113,845
Bank | Non-consolidated VIEs | Financial intermediation - Funds
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	1,143	1,449
Net loans, non-consolidated VIEs	2,048	1,302
Other assets, non-consolidated VIEs	49	32
Total variable interest assets, non-consolidated VIEs	3,240	2,783
Maximum exposure to loss (CHF million)
Maximum exposure to loss	3,475	3,180
Non-consolidated VIE assets (CHF million)
Non-consolidated VIE assets	52,268	58,646
Bank | Non-consolidated VIEs | Financial intermediation - Loans
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	868	834
Net loans, non-consolidated VIEs	3,572	4,742
Other assets, non-consolidated VIEs	0	0
Total variable interest assets, non-consolidated VIEs	4,440	5,576
Maximum exposure to loss (CHF million)
Maximum exposure to loss	4,906	6,051
Non-consolidated VIE assets (CHF million)
Non-consolidated VIE assets	22,304	23,633
Bank | Non-consolidated VIEs | Financial intermediation - Other
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	600	2,079
Net loans, non-consolidated VIEs	1,668	3,257
Other assets, non-consolidated VIEs	4	369
Total variable interest assets, non-consolidated VIEs	2,272	5,705
Maximum exposure to loss (CHF million)
Maximum exposure to loss	3,039	6,075
Non-consolidated VIE assets (CHF million)
Non-consolidated VIE assets	6,486	10,440